Consolidated Interim Statements of Stockholders' Deficiency (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Beginning balance			$ (4,461,230)	$ (6,787,233)
Impact of change in functional currency			309,737
Issuance of common stock			31,351,120	241,300
Stock issuance costs			(2,658,065)
Stock issued for debt settlement			372,853	208,133
Stock issued for services				670,576
Stock issued for prepaid services			118,491
Restricted stock unit grants and vesting			84,721	36,900
Warrants exercised			35,813	574,527
Options exercised			19,571	136,971
Conversion of debentures				522,519
Warrants issued for loan				152,751
Options issued				108,775
Warrants issued				15,616
Finder’s warrants issued
Stock to be issued for services			51,208
Currency translation adjustment	$ (869,604)	$ (103,227)	(724,886)	(185,844)
Net loss	46,246	1,912,161	(1,884,929)	(7,442,627)
Ending balance	22,614,404	(11,747,636)	22,614,404	(11,747,636)
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance			$ 1,828	$ 1,253
Beginning balance, shares			185,169,793	125,339,156
Impact of change in functional currency
Issuance of common stock			$ 1,405	$ 129
Issuance of common stock, shares			179,194,841	12,971,992
Stock issuance costs
Stock issued for debt settlement			$ 24	$ 52
Stock issued for debt settlement, shares			3,000,000	5,216,667
Stock issued for services				$ 26
Stock issued for services, shares				2,630,591
Stock issued for prepaid services			$ 7
Stock issued for prepaid services, shares			909,090
Restricted stock unit grants and vesting			$ 6	$ 2
Restricted stock unit grants and vesting, shares			700,000	150,000
Warrants exercised			$ 4	$ 58
Warrants exercised, shares			451,250	5,854,400
Options exercised			$ 2	$ 8
Options exercised, shares			250,000	780,000
Conversion of debentures				$ 22
Conversion of debentures, shares				2,160,000
Warrants issued for loan
Options issued
Warrants issued
Finder’s warrants issued
Stock to be issued for services
Currency translation adjustment
Net loss
Ending balance	$ 3,276	$ 1,550	$ 3,276	$ 1,550
Ending balance, shares	369,674,974	155,102,806	369,674,974	155,102,806
Share premium [member]
IfrsStatementLineItems [Line Items]
Beginning balance			$ 32,175,293	$ 26,331,369
Impact of change in functional currency
Issuance of common stock			29,096,180	256,513
Stock issuance costs			(2,658,065)
Stock issued for debt settlement			390,997	208,081
Stock issued for services				670,550
Stock issued for prepaid services			118,484
Restricted stock unit grants and vesting			92,165	36,898
Warrants exercised			86,384	574,469
Options exercised			36,095	300,729
Conversion of debentures				522,497
Warrants issued for loan				152,751
Options issued				108,775
Warrants issued				15,616
Finder’s warrants issued			(1,782,560)
Stock to be issued for services
Currency translation adjustment
Net loss
Ending balance	$ 57,554,973	$ 29,178,248	57,554,973	29,178,248
Warrant and option reserve [member]
IfrsStatementLineItems [Line Items]
Beginning balance			1,040,779	1,177,099
Impact of change in functional currency			309,737
Issuance of common stock			2,253,535
Stock issuance costs
Stock issued for debt settlement
Stock issued for services
Stock issued for prepaid services
Restricted stock unit grants and vesting
Warrants exercised			(50,575)
Options exercised			(18,864)	(163,766)
Conversion of debentures
Warrants issued for loan
Finder’s warrants issued			1,782,560
Stock to be issued for services
Currency translation adjustment
Net loss
Ending balance	5,317,172	1,013,333	5,317,172	1,013,333
Receivables for equity issued [Member]
IfrsStatementLineItems [Line Items]
Beginning balance			(1,193,641)
Impact of change in functional currency
Issuance of common stock
Stock issuance costs
Stock issued for debt settlement			(18,168)
Stock issued for services
Stock issued for prepaid services
Restricted stock unit grants and vesting
Warrants exercised
Options exercised
Conversion of debentures
Warrants issued for loan
Finder’s warrants issued
Stock to be issued for services
Currency translation adjustment
Net loss
Ending balance	(1,211,809)		(1,211,809)
Obligation to issue shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance			7,450	15,342
Impact of change in functional currency
Issuance of common stock				(15,342)
Stock issuance costs
Stock issued for debt settlement
Stock issued for services
Stock issued for prepaid services
Restricted stock unit grants and vesting			(7,450)
Warrants exercised
Options exercised
Conversion of debentures
Warrants issued for loan
Finder’s warrants issued
Stock to be issued for services			51,208
Currency translation adjustment
Net loss
Ending balance	51,208		51,208
Shares to be cancelled [member]
IfrsStatementLineItems [Line Items]
Beginning balance			5,323
Impact of change in functional currency
Issuance of common stock
Stock issuance costs
Stock issued for debt settlement
Stock issued for services
Stock issued for prepaid services
Restricted stock unit grants and vesting
Warrants exercised
Options exercised			2,338
Conversion of debentures
Warrants issued for loan
Finder’s warrants issued
Stock to be issued for services
Currency translation adjustment
Net loss
Ending balance	7,661		7,661
Accumulated other comprehensive income [member]
IfrsStatementLineItems [Line Items]
Beginning balance			(847,412)	(490,172)
Impact of change in functional currency
Issuance of common stock
Stock issuance costs
Stock issued for debt settlement
Stock issued for services
Stock issued for prepaid services
Restricted stock unit grants and vesting
Warrants exercised
Options exercised
Conversion of debentures
Warrants issued for loan
Finder’s warrants issued
Stock to be issued for services
Currency translation adjustment			(724,886)	(185,844)
Net loss
Ending balance	(1,572,298)	(676,016)	(1,572,298)	(676,016)
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Beginning balance			(35,650,850)	(33,822,124)
Impact of change in functional currency
Issuance of common stock
Stock issuance costs
Stock issued for debt settlement
Stock issued for services
Stock issued for prepaid services
Restricted stock unit grants and vesting
Warrants exercised
Options exercised
Conversion of debentures
Warrants issued for loan
Finder’s warrants issued
Stock to be issued for services
Currency translation adjustment
Net loss			(1,884,929)	(7,442,627)
Ending balance	$ (37,535,779)	$ (41,264,751)	$ (37,535,779)	$ (41,264,751)